DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS -- 99.1%

                                                            SHARES    VALUE
APPAREL -- 0.9%
Brown Group, Inc. .........................................  1,400 $     24,500
Hartmarx Corp. (b).........................................  2,300       17,394
Liz Claiborne..............................................  5,300      253,738
Nike, Inc. ................................................ 21,900    1,364,644
Osh Kosh B'Gosh............................................    800       17,100
Phillips-Van Heusen Corp. .................................  1,900       26,600
Reebok International Ltd. (b)..............................  4,100      211,663
Russell Corp. .............................................  2,700       78,806
Springs Industries, Inc. ..................................  1,600       77,400
Stride Rite Corp. .........................................  3,400       46,113
Timberland Co. (b).........................................    600       38,775
V.F. Corp. ................................................  4,800      430,800
                                                                   ------------
                                                                      2,587,533
                                                                   ------------
BANKING -- 7.8%
Banc One Corp. ............................................ 43,695    2,452,382
BankAmerica Corp. ......................................... 53,900    4,069,250
BankBoston Corp. .......................................... 11,100      942,806
Bankers Trust New York Corp. ..............................  5,800      586,888
Barnett Banks, Inc. ....................................... 15,000      854,063
CoreStates Financial Corp. ................................ 15,600      962,325
Fifth Third Bancorp........................................ 12,050      761,409
First Chicago NBD Corp. ................................... 23,606    1,791,105
J P Morgan & Co. Inc. ..................................... 13,900    1,610,663
Mellon Bank Corp. ......................................... 19,500      983,531
Norwest Corp. ............................................. 28,200    1,778,363
PNC Bank Corp. ............................................ 24,300    1,111,725
SunTrust Banks, Inc. ...................................... 16,600    1,065,512
Vermont Financial Services Corp. ..........................    200       10,100
Wachovia Corp. ............................................ 12,200      786,900
Washington Mutual, Inc. ................................... 18,880    1,305,080
Wells Fargo & Co. .........................................  6,700    1,842,081
                                                                   ------------
                                                                     22,914,183
                                                                   ------------
COMMERCIAL PRODUCTS & SERVICES -- 1.7%
Avery Dennison Corp. ......................................  7,900      348,588
Cintas Corp. ..............................................  3,400      222,700
DeVry Inc (b)..............................................  2,700       79,313
Deluxe Corp. ..............................................  6,200      206,538
HON Industries, Inc. ......................................  2,300      137,425
Harland (John H.) Co. .....................................  2,300       45,138
Herman Miller, Inc. .......................................  3,600      178,650
Ikon Office Solutions Inc. ................................ 10,000      291,875
Kelly Services.............................................  2,775       83,944
Moore Corp. Ltd. ..........................................  6,300      136,631

                                                             SHARES    VALUE
COMMERCIAL PRODUCTS & SERVICES -- CONTINUED
National Service Industries.................................  3,600 $    177,525
New England Business Services, Inc. ........................    800       23,600
Pitney Bowes, Inc. ......................................... 11,000      826,375
Standard Register...........................................  2,000       64,750
Tennant Co. ................................................  1,000       35,500
Xerox Corp. ................................................ 24,500    2,015,125
                                                                    ------------
                                                                       4,873,677
                                                                    ------------
CONSTRUCTION -- 0.2%
Apogee Enterprises, Inc. ...................................  2,000       42,750
Centex Corp. ...............................................  2,400      133,800
Fleetwood Enterprises, Inc. ................................  2,400       77,850
Granite Construction Inc. ..................................  1,100       22,825
Kaufman & Broad Home Corp. .................................  2,700       57,713
Rouse Co. ..................................................  5,100      151,406
Skyline Corp. ..............................................    500       12,719
TJ International, Inc. .....................................  3,500       85,750
                                                                    ------------
                                                                         584,813
                                                                    ------------
ENERGY -- 3.0%
ARCO Chemical Co. ..........................................  7,400      334,850
Amoco Corp. ................................................ 37,400    3,515,600
Anadarko Petroleum Corp. ...................................  4,500      314,438
Apache Corp. ...............................................  6,800      239,700
Atlantic Richfield Co. ..................................... 24,400    1,825,426
Consolidated Natural Gas....................................  7,000      405,125
Helmerich & Payne Inc. .....................................  2,100      141,356
Louisiana Land & Exploration Co. ...........................  2,800      197,750
Monterey Resources Inc. ....................................  3,087       47,085
Oryx Energy Co. (b).........................................  8,100      199,969
Pennzoil Co. ...............................................  3,300      257,813
Rowan Companies, Inc. (b)...................................  6,600      216,975
Santa Fe Energy Resources, Inc. (b).........................  7,000       60,375
Sun Co., Inc. ..............................................  5,600      200,550
Western Atlas, Inc. (b).....................................  4,100      326,206
Williams Companies, Inc .................................... 12,000      549,000
                                                                    ------------
                                                                       8,832,218
                                                                    ------------
FINANCIAL SERVICES -- 5.7%
A.G. Edwards, Inc ..........................................  4,825      203,856
Ahmanson (H. F.) & Company..................................  7,600      404,225
American Express Co......................................... 35,700    2,989,875
Beneficial Corp. ...........................................  4,000      290,000
Block (H. & R.), Inc. ......................................  8,000      306,500

                         DOMINI SOCIAL INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- CONTINUED

                                 JULY 31, 1997
COMMON STOCKS -- CONTINUED

                                                            SHARES     VALUE
FINANCIAL SERVICES -- CONTINUED
Dime Bancorp, Inc. ........................................   8,000 $    160,500
Federal Home Loan Mortgage Corporation.....................  52,600    1,896,888
Federal National Mortgage
 Association...............................................  80,800    3,822,850
First Fed Financial Corp. (b)..............................     600       20,700
Golden West Financial Corp. ...............................   4,300      361,738
Household International Inc. ..............................   8,100    1,048,950
MBIA, Inc. ................................................   3,200      377,600
MBNA, Corp. ...............................................  25,300    1,138,500
Merrill Lynch & Co., Inc. .................................  25,000    1,760,937
Piper Jaffrey Inc. ........................................   1,500       32,156
Schwab (Charles) & Co., Inc. ..............................  13,200      617,925
Student Loan Marketing Association.........................   4,300      644,731
Transamerica Corp. ........................................   5,000      504,375
Value Line, Inc. ..........................................     500       20,250
Wesco Financial Corp. .....................................     400      116,000
                                                                    ------------
                                                                      16,718,556
                                                                    ------------
FOODS & BEVERAGES -- 9.3%
Ben & Jerry's (b)..........................................     700        9,013
CPC International, Inc. ...................................  10,900    1,045,718
Campbell Soup Co. .........................................  35,100    1,820,813
Coca-Cola Co. ............................................. 188,500   13,053,625
Fleming Companies, Inc. ...................................   2,500       39,844
General Mills, Inc. .......................................  12,200      843,325
Heinz (H. J.) Co. .........................................  27,800    1,284,013
Hershey Foods Corp. .......................................  11,600      640,900
Kellogg Co. ...............................................  15,700    1,442,438
Natures Sunshine Products, Inc. ...........................   1,100       22,550
Odwalla, Inc. (b)..........................................   1,300       13,163
Pepsico, Inc. ............................................. 116,500    4,463,406
Quaker Oats Co. ...........................................  10,500      537,469
Ralston-Purina Group.......................................   8,100      731,025
SUPERVALUE, Inc. ..........................................   4,600      186,300
Smucker (J.M.) Co. ........................................   2,100       50,663
Sysco Corp. ...............................................  13,200      492,525
Tootsie Roll Industries, Inc. .............................   1,779       87,188
Wrigley (Wm) Jr. Co. ......................................   8,800      677,050
                                                                    ------------
                                                                      27,441,028
                                                                    ------------
HEALTH CARE -- 8.3%
ALZA Corp. (b).............................................   6,400      206,800
Acuson Corp. (b)...........................................   2,000       52,625
Allergan, Inc. ............................................   4,800      153,300
Angelica Corp. ............................................     800       15,400
Becton Dickinson & Co. ....................................   9,300      498,713

                                                            SHARES     VALUE
HEALTH CARE -- CONTINUED
Bergen Brunswig Corp. .....................................   3,618 $    107,636
Biomet, Inc. ..............................................   8,400      167,475
Boston Scientific Corp. (b)................................  14,700    1,054,725
Forest Laboratories, Inc. (b)..............................   2,900      131,950
Humana, Inc. (b)...........................................  12,300      299,813
Johnson & Johnson.......................................... 101,300    6,312,256
Manor Care, Inc. ..........................................   4,700      155,100
Marquette Medical Systems, Inc. --Class A (b)..............   1,500       38,625
Medtronic, Inc. ...........................................  18,000    1,570,500
Merck & Co., Inc. .........................................  91,700    9,531,069
Mylan Labs, Inc. ..........................................   9,700      163,688
Oxford Health Plans, Inc. (b)..............................   5,900      495,969
Schering-Plough Corp. .....................................  55,400    3,022,763
St. Jude Medical, Inc. (b).................................   6,900      281,606
Stryker Corp. .............................................   7,400      288,600
Sunrise Medical, Inc. (b)..................................   1,500       22,500
United American Healthcare Corp. (b).......................     300        2,063
                                                                    ------------
                                                                      24,573,176
                                                                    ------------
HOUSEHOLD GOODS -- 5.0%
Alberto Culver Co. -- Class B..............................   4,300      120,669
Avon Products, Inc. .......................................  10,000      725,625
Bassett Furniture Industries, Inc. ........................     900       27,000
Black & Decker Corp. ......................................   7,400      311,725
Church & Dwight Co., Inc. .................................   4,400      130,625
Clorox Co. ................................................   3,900      544,538
Colgate-Palmolive Co. .....................................  22,300    1,689,225
Fedders Corp. .............................................   2,700       16,369
Handleman Co. (b)..........................................   2,500       16,094
Harman International Industries............................   1,230       48,893
Hasbro Inc. ...............................................   9,850      302,272
Huffy Corp. ...............................................     700       10,325
Leggett & Platt, Inc. .....................................   7,000      317,625
Mattel, Inc. ..............................................  22,085      767,454
Maytag Corp. ..............................................   7,400      215,988
Newell Co. ................................................  12,100      507,444
Oneida Ltd. ...............................................     800       23,600
Procter & Gamble Co. ......................................  51,300    7,804,012
Rubbermaid, Inc. ..........................................  11,300      294,506
Shaw Industries............................................  10,000      106,875
Snap-On Inc. ..............................................   4,450      183,563
Stanhome, Inc. ............................................   1,100       36,231
Stanley Works..............................................   6,700      303,594
Thomas Industries Inc. ....................................     800       23,700
Whirlpool Corp. ...........................................   5,700      285,000
                                                                    ------------
                                                                      14,812,952
                                                                    ------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- CONTINUED

                                 JULY 31, 1997
COMMON STOCKS -- CONTINUED

                                                             SHARES    VALUE
INSURANCE -- 6.6%
Aetna, Inc. ................................................ 11,370 $  1,295,469
American General Corp. ..................................... 18,162      967,127
American International Group................................ 52,400    5,580,600
Chubb Corp. ................................................ 13,200      930,600
Cigna Corp. ................................................  5,600    1,117,200
Cincinnati Financial Corp. .................................  3,995      330,087
General Re Corp. ...........................................  6,100    1,274,138
Hartford Steam Boiler, Inc. ................................  1,600       89,200
Jefferson Pilot Corp. ......................................  5,500      390,844
Lincoln National Corp. .....................................  7,800      554,775
Marsh & McLennan Companies, Inc. ........................... 12,500      967,969
Providian Financial Corp. ..................................  7,100      278,231
ReliaStar Financial Corp. ..................................  2,800      214,725
SAFECO Corp. ...............................................  9,800      469,175
St. Paul Cos. ..............................................  6,300      494,156
Torchmark Corp. ............................................  5,200      414,050
Travelers, Inc. ............................................ 48,500    3,488,969
UNUM Corp. ................................................. 10,700      476,150
USF&G Corp. ................................................  8,400      206,325
                                                                    ------------
                                                                      19,539,790
                                                                    ------------
MEDIA -- 3.4%
Disney (Walt) Co. .......................................... 51,400    4,153,763
BET Holdings, Inc. -- Class A (b)...........................    900       36,000
Banta Corp. ................................................  2,350       64,919
Comcast Corp. .............................................. 26,500      601,219
Dow Jones & Co., Inc. ......................................  7,300      315,269
Harcourt General Inc. ......................................  5,200      245,700
King World Productions Inc. ................................  2,700      109,013
Lee Enterprises, Inc. ......................................  3,500       89,688
McGraw-Hill Companies.......................................  7,800      528,938
Media General, Inc.--Class A................................  1,900       67,450
Meredith Corp. .............................................  3,900      107,981
New York Times Co. .........................................  7,300      366,825
R.R. Donnelley & Sons....................................... 11,100      446,081
Scholastic Corp. (b)........................................  2,200       77,550
Tele-Communications, Inc. --
 Series A (b)............................................... 50,100      857,962
Times Mirror Co. -- Class A.................................  7,500      409,687
U S West Media Group........................................ 45,900    1,012,669
Viacom Inc. -- Class A (b)..................................  4,900      149,756
Washington Post Co. ........................................    800      331,000
                                                                    ------------
                                                                       9,971,470
                                                                    ------------

                                                             SHARES    VALUE
MISCELLANEOUS -- 1.8%
Cross (A.T.)................................................    900 $      7,988
American Greetings Corp. ...................................  5,800      194,300
Avnet, Inc. ................................................  3,400      223,763
Bemis Co. ..................................................  3,900      179,156
CPI Corp. ..................................................    600       12,225
Case Corp. .................................................  5,600      349,650
Deere & Co. ................................................ 19,200    1,092,000
General Signal..............................................  4,000      196,750
Gibson Greetings Inc. (b)...................................    900       20,363
Hillenbrand Industries Inc. ................................  5,300      243,138
Hunt Manufacturing, Inc. ...................................    600       12,713
Ionics, Inc. (b)............................................  1,400       59,325
Jostens Inc. ...............................................  2,600       67,113
Marriott International, Inc. ...............................  9,600      660,000
Omnicom Group...............................................  6,200      432,838
Polaroid Corp. .............................................  3,400      202,300
Sealed Air Corp. (b)........................................  3,400      159,375
Service Corp. International................................. 18,100      615,400
Sonoco Products Co. ........................................  6,805      226,692
Toro Co. ...................................................    800       29,200
Whitman Corp. ..............................................  7,700      194,425
                                                                    ------------
                                                                       5,178,714
                                                                    ------------
MISCELLANEOUS MANUFACTURING -- 2.2%
Applied Materials, Inc. (b)................................. 13,700    1,258,687
CLARCOR Inc. ...............................................    900       23,344
Cincinnati Milacron.........................................  2,800       78,400
Crown Cork & Seal, Inc. ....................................  9,800      495,513
Dionex, Corp. (b)...........................................    800       36,500
Fastenal Co. ...............................................  2,700      151,031
Gerber Scientific Inc. .....................................  1,700       35,913
Graco Inc. .................................................  1,450       47,759
Illinois Tool Works Inc. ................................... 18,800      975,250
Isco, Inc. .................................................    300        2,438
James River Corp. ..........................................  6,300      259,481
Kimberly-Clark Corp. ....................................... 42,564    2,157,463
Lawson Prods, Inc. .........................................    800       21,000
Millipore Corp. ............................................  3,300      145,819
Nordson Corp. ..............................................  1,500       91,500
Philip Services (b).........................................  1,527       22,722
Thermo Electron Corp. ...................................... 11,330      387,344
WH Brady Co. -- Class A.....................................  1,400       41,475
Watts Industries Inc. -- Class A............................  1,900       47,975
Wellman, Inc. ..............................................  2,200       50,050
Zurn Industries, Inc. ......................................    700       20,694
                                                                    ------------
                                                                       6,350,358
                                                                    ------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- CONTINUED

                                 JULY 31, 1997
COMMON STOCKS -- CONTINUED

                                                             SHARES    VALUE
RESOURCE DEVELOPMENT -- 1.9%
Air Products & Chemicals....................................  8,300 $    731,956
Aluminum Company Of America................................. 13,100    1,159,350
Battle Mountain Gold Co. ................................... 17,300       96,231
BetzDearborn Inc............................................  2,000      131,000
Cabot Corp. ................................................  5,200      147,225
Calgon Carbon Corp. ........................................  2,700       36,450
Consolidated Papers, Inc. ..................................  3,400      202,725
Cyprus Amax Minerals Co. ...................................  7,000      177,625
Echo Bay Mines Ltd (b)...................................... 10,600       53,000
Fuller H. B. Co. ...........................................  1,300       67,113
Inland Steell Industries, Inc. .............................  3,600       82,575
Mead Corp. .................................................  3,700      266,400
Morton International Inc. -- New............................ 10,700      357,781
Nalco Chemical..............................................  4,900      199,981
Nucor Corp. ................................................  6,650      412,716
Praxair, Inc. .............................................. 11,900      655,987
Sigma-Aldrich Corp. ........................................  7,800      270,075
Westvaco Corp. .............................................  7,900      264,156
Worthington Industries......................................  7,300      144,632
                                                                    ------------
                                                                       5,456,978
                                                                    ------------
RETAIL -- 9.6%
Albertson's, Inc. .......................................... 18,900      700,481
American Stores Co. ........................................ 20,900      527,725
Bob Evans Farms.............................................  3,000       49,875
CVS Corp. .................................................. 12,600      716,625
Charming Shoppes Inc. (b)...................................  7,900       46,413
Circuit City Stores.........................................  7,500      271,875
Claire's Stores Inc. .......................................  3,200       68,800
Costco Companies Inc. (b)................................... 15,915      602,781
Dayton-Hudson Corp. ........................................ 16,400    1,059,850
Dillards Inc. -- Class A Stock..............................  8,600      325,188
Dollar General..............................................  6,659      292,996
Egghead Inc. (b)............................................  1,500        9,563
Gap, Inc. (The)............................................. 20,600      915,413
Giant Food Inc. ............................................  4,400      147,675
Great Atlantic & Pacific Tea Co. ...........................  2,900       79,569
Hannaford Brothers Co. .....................................  3,000      102,375
Hechinger Co. -- Class A (b)................................  3,000        7,875
Home Depot Inc ............................................. 55,449    2,765,519
International Dairy Queen, Inc. (b).........................  1,800       44,550
Kmart Corp. (b)............................................. 36,800      437,000
Kroger Co. (b).............................................. 19,200      567,600
Land's End, Inc. (b)........................................  2,200       65,175
Lillian Vernon Corp. .......................................  1,000       16,750

                                                            SHARES     VALUE
RETAIL -- (CONTINUED)
Longs Drugstores Corp. ....................................   2,900 $     78,119
Lowe's Companies, Inc. ....................................  13,100      492,888
Luby's Cafeterias, Inc. ...................................   1,800       35,438
May Department Stores Co...................................  17,900    1,000,163
McDonald's Corp. ..........................................  52,500    2,821,875
Mercantile Stores Company, Inc. ...........................   2,600      174,688
Nordstrom, Inc ............................................   5,800      328,788
Penney (J.C.) Company, Inc. ...............................  18,600    1,088,100
Ruby Tuesday, Inc. ........................................   1,400       35,613
Ryans Family Steakhouse (b)................................   3,600       31,050
Sears Roebuck..............................................  29,600    1,874,050
Sherwin Williams Co. ......................................  13,000      416,813
Spec's Music, Inc. (b).....................................     200          125
Starbucks Corp. (b)........................................   6,100      249,719
TCBY Enterprises, Inc. ....................................   1,900       13,063
TJX Cos., Inc. ............................................  11,800      352,525
Tandy Corp. ...............................................   4,300      255,581
The Limited, Inc. .........................................  20,400      455,175
The Pep Boys...............................................   4,400      146,300
Toys 'R' Us, Inc. (b)......................................  21,520      733,025
Wal-Mart Stores, Inc. ..................................... 172,400    6,475,775
Walgreen Co. ..............................................  18,600    1,050,900
Wholefoods Market, Inc. (b)................................   3,300      113,850
Woolworth Corp. (b)........................................  10,200      288,788
                                                                    ------------
                                                                      28,334,084
                                                                    ------------
TECHNOLOGY -- 22.5%
3 Com Corp. (b)............................................  25,100    1,372,656
AT & T Corp. .............................................. 123,700    4,553,706
Advanced Micro Devices (b).................................  10,800      378,675
Amdahl Corp. (b)...........................................   9,300      109,856
American Power Conversion Corp. (b)........................   6,900      171,638
Analog Devices (b).........................................  12,100      380,394
Apple Computer, Inc. (b)...................................   9,600      168,000
Autodesk, Inc. ............................................   3,500      148,313
Automatic Data Processing, Inc. ...........................  22,200    1,098,900
Baldor Electric Co. .......................................   1,900       59,375
Borland International Inc. (b).............................   2,400       19,800
Broderbund Software, Inc. (b)..............................   1,400       30,363
Cisco Systems, Inc. (b)....................................  50,400    4,009,950
Compaq Computer (b)........................................  51,900    2,964,788
Computer Associates International .........................  27,400    1,864,913
Cooper Industries, Inc. ...................................   9,000      500,063
DSC Communications (b).....................................   8,900      262,550
Digital Equipment Corp. (b)................................  11,600      477,775
Grainger (W.W.), Inc. .....................................   3,900      374,400

                         DOMINI SOCIAL INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- CONTINUED

                                 JULY 31, 1997
COMMON STOCKS -- CONTINUED

                                                            SHARES     VALUE
TECHNOLOGY -- CONTINUED
Hewlett-Packard Company....................................  77,200 $  5,408,825
Hubbell Inc.--Class B......................................   5,160      245,423
Hutchinson Technology Inc. (b).............................   1,200       36,975
Intel Corp. ............................................... 124,600   11,439,838
International Business Machines............................  75,500    7,984,125
MCI Communications Corp. ..................................  52,000    1,836,250
Merix Corp. (b)............................................     300        5,250
Micron Technology, Inc. ...................................  15,900      774,131
Microsoft Corp. (b)........................................  91,100   12,890,650
Molex Inc. ................................................   9,650      375,747
National Semiconductor Corp. (b)...........................  10,700      337,050
Novell Inc. (b)............................................  26,200      198,546
Perkin-Elmer Corp. ........................................   3,300      269,363
Quarterdeck Corp. (b)......................................   2,900        8,338
Raychem Corp. .............................................   3,100      300,700
Shared Medical Systems Corp. ..............................   1,900      102,600
Solectron Corp. (b)........................................   4,300      339,163
Sprint Corp. ..............................................  32,500    1,608,750
Stratus Computer, Inc. (b).................................   1,900      103,550
Sun Microsystems, Inc. (b).................................  27,900    1,274,681
Tandem Computers, Inc. (b).................................   8,800      258,500
Tektronix, Inc. ...........................................   2,500      154,375
Tellabs, Inc. (b)..........................................  13,600      814,300
Thomas & Betts Corp. ......................................   4,200      239,925
Xilinx, Inc. (b)...........................................   5,600      265,300
                                                                    ------------
                                                                      66,218,470
                                                                    ------------
TRANSPORTATION -- 1.8%
AMR Corp. (b)..............................................   6,800      731,425
Airborne Freight Corp. ....................................   1,700       83,406
Alaska Air Group, Inc. (b).................................     800       23,650
CSX Corp. .................................................  16,400    1,012,700
Consolidated Freightways Corp. (b).........................   1,700       25,819
Delta Air Lines, Inc. .....................................   5,300      471,038
Federal Express Corp. (b)..................................   8,700      561,694
GATX Corp. ................................................   1,700      104,656
Norfolk Southern Corp. ....................................   9,500    1,052,125
Roadway Express Inc. ......................................   1,600       36,625
Ryder System...............................................   5,600      200,550
Southern New England Telecommunication Corp. ..............   4,900      194,775
Southwest Airlines, Inc. ..................................  11,000      321,062
UAL Corp. (b)..............................................   4,500      369,281
Yellow Corp. (b)...........................................   2,000       54,000
                                                                    ------------
                                                                       5,242,806
                                                                    ------------

                                                             SHARES    VALUE
UTILITIES -- 6.9%
AGLResources Inc. ..........................................  4,100 $     85,844
American Water Works Co. ...................................  5,900      127,956
Ameritech Corp. ............................................ 41,800    2,818,888
Bell Atlantic Corp. ........................................ 33,300    2,416,331
BellSouth Corp. ............................................ 75,500    3,576,813
Brooklyn Union Gas Co. .....................................  3,900      117,244
CalEnergy, Inc. (b).........................................  4,800      193,500
Citizens Utilities--Class A (b)............................. 13,966      117,846
Connecticut Energy Corp. ...................................    700       15,969
Eastern Enterprises.........................................  1,600       57,300
El Paso Natural Gas Co. ....................................  4,600      265,938
Energen Corp. ..............................................  1,100       39,875
Enron Corp. ................................................ 23,100      876,356
Equitable Resources, Inc. ..................................  2,400       71,550
Frontier Corp. ............................................. 12,400      255,750
Idaho Power Co. ............................................  2,700       87,581
LG&E Energy Corp. ..........................................  4,700      102,519
MCN Corp. ..................................................  5,800      183,788
NICOR, Inc. ................................................  3,900      142,838
NYNEXCorp. ................................................. 33,200    1,840,525
Northwestern Public Service Co. ............................  1,500       28,125
OGE Energy Corp. ...........................................  3,100      141,825
Oneok Inc. .................................................  2,000       70,000
Pacific Enterprises.........................................  6,300      210,656
Peoples Energy Corp. .......................................  2,400       92,100
Potomac Electric Power......................................  9,000      200,813
Public Service Co. of Colorado..............................  4,800      199,800
SBC Communications, Inc. ................................... 69,459    4,111,093
Sonat, Inc. ................................................  6,500      324,188
Telephone and Data Systems, Inc. ...........................  4,400      168,850
U S West, Inc. (b).......................................... 36,100    1,319,906
Washington Gas Light........................................  3,300       85,800
                                                                    ------------
                                                                      20,347,567
                                                                    ------------
VEHICLE COMPONENTS -- 0.5%
Cooper Tire & Rubber Co. ...................................  5,700      142,144
Cummins Engine Co., Inc. ...................................  2,900      227,650
Dana Corp. .................................................  8,000      363,500
Federal-Mogul Corp. ........................................  2,400       84,900
Genuine Parts............................................... 13,600      443,700
Modine Mfg Co. .............................................  2,100       65,625
SPX Corp. (b)...............................................    800       41,600

                         DOMINI SOCIAL INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- CONTINUED

                                 JULY 31, 1997
COMMON STOCKS -- CONTINUED

                                                            SHARES    VALUE
VEHICLE COMPONENTS -- CONTINUED
Smith (A.O.) Corp. ........................................ 1,200  $     42,975
Spartan Motors, Inc. ......................................   700         6,213
                                                                   ------------
                                                                      1,418,307
                                                                   ------------
Total Common Stock (cost $200,235,272) (a)........................  291,396,680
Other Assets Less Liabilities -- 0.9%.............................      962,290
                                                                   ------------
NET ASSETS -- 100.0%.............................................. $292,358,970
                                                                   ============

--------
(a) The aggregate cost for federal income tax purposes is $200,235,272, the ag-gregate gross unrealized appreciation is $92,193,207, and the aggregate gross unrealized depreciation is $1,031,799, resulting in net unrealized appreciation of $91,161,408.
(b) Non-income producing security.


                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $200,235,272) (Note 1)       $291,396,680
  Cash                                                       3,566,465
  Dividends receivable                                         378,347
                                                          ------------
    Total assets                                           295,341,492
                                                          ------------
LIABILITIES:
  Payable for securities purchased                           2,932,971
  Expense payment fee payable (Note 2)                          49,551
                                                          ------------
    Total liabilities                                        2,982,522
                                                          ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS  $292,358,970
                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                         $292,358,970
                                                          ============

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of
   $536)                                                   $ 2,657,798
EXPENSES (NOTES 1 AND 2):
  Expense payment and sponsorship fees                         417,522
  Custody fees offset by compensating balances                  70,377
                                                           -----------
    Total expenses                                             487,899
    Fees paid indirectly                                       (70,377)
                                                           -----------
    Net expenses                                               417,522
                                                           -----------
NET INVESTMENT INCOME                                        2,240,276
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
  Proceeds from sales                          $ 2,468,457
  Cost of securities sold                        2,035,040
                                               -----------
    Net realized gain on investments                           433,417
NET CHANGE IN UNREALIZED APPRECIATION OF
 INVESTMENTS:
  Beginning of year                             16,620,535
  End of year                                   91,161,408
                                               -----------
    Net change in unrealized appreciation of
   investments                                              74,540,873
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $77,214,566
                                                           ===========

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     FOR THE        FOR THE
                                                   YEAR ENDED     YEAR ENDED
                                                  JULY 31, 1997  JULY 31, 1996
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                           $  2,240,276   $  1,132,780
  Net realized gain on investments                     433,417        697,337
  Net change in unrealized appreciation of
   investments                                      74,540,873      6,861,507
                                                  ------------   ------------
  Net increase in net assets resulting from
   operations                                       77,214,566      8,691,624
                                                  ------------   ------------
Transactions in Investors' Beneficial Interest:
  Additions                                        137,135,556     52,533,365
  Reductions                                       (22,391,710)   (14,827,219)
                                                  ------------   ------------
  Net increase in net assets from transactions in
   investors' beneficial interests                 114,743,846     37,706,146
                                                  ------------   ------------
Total Increase in Net Assets                       191,958,412     46,397,770
NET ASSETS:
  Beginning of year                                100,400,558     54,002,788
                                                  ------------   ------------
  End of year                                     $292,358,970   $100,400,558
                                                  ============   ============

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

                           FOR THE YEAR ENDED JULY 31,
                         -----------------------------------------------------------------
                          1997              1996             1995        1994        1993
                         ------            ------            -----       -----       -----
Ratio of net investment
 income to average net
 assets                    1.34%(/1/)        1.48%(/1/)       1.85%(/2/)  2.13%(/2/)  1.88%
Ratio of total expenses
 to average net assets     0.29%(/1/)(/3/)   0.59%(/1/)(/3/)  0.43%(/2/)  0.29%(/2/)  0.29%
Portfolio turnover            1%                5%               6%          8%          4%
Average commission rate
 paid per share          $ 0.05            $ 0.05               --          --          --

--------
(/1/)Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and total expenses to average net assets for the years ended July 31, 1997 and July 31, 1996 would have been 1.34% and 0.25% and 1.14% and 0.85%, respectively.
(/2/)Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net in-vestment income and expenses to average net assets for the years ended July 31, 1995 and 1994 would have been 1.75% and 0.53% and 2.00% and 0.42%, respectively.
(/3/)Ratioof total expenses to average net assets for the years ended July 31, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.25% and 0.50% for the years ended July 31, 1997 and 1996, respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS [-- CONTINUED]

                                 JULY 31, 1997

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the re-porting period. Actual results could differ from those estimates. The follow-ing is a summary of the Index Portfolio's significant accounting policies.

  (A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

  (B) DIVIDEND INCOME: Dividend income is recorded on the ex-dividend date.

  (C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the appli-cable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.

  (D) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

  (A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD con-sist of the determination of the stocks to be included in the Index and evalu-ating, in accordance with KLD's criteria, debt securities which may be pur-chased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an an-nual rate equal to 0.025% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, KLD received an investment advisory fee accrued daily at an annual rate equal to 0.050% of the Index Portfolio's average daily net assets.

  (B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Eq-uity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agree-ment, the Index Portfolio pays MEA an investment management fee equal on an annual basis to 0.10% of the Index Portfolio's average daily net assets. Prior to October 4, 1996 MEA received a fee based on the following percentages of the Index Portfolio's average daily net assets; 0.10% of assets up to $50 mil-lion; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.

  (C) SPONSOR FEES: Pursuant to a Sponsorship Agreement dated November 6, 1996, KLD agreed to pay all of the ordinary operating expenses of the Index Portfolio except the sponsorship fee and excluding brokerage fees and commis-sions, interest, taxes and extraordinary expenses. Under this arrangement,

                         DOMINI SOCIAL INDEX PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                 JULY 31, 1997

KLD receives sponsorship fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio. From October 4, 1996 to November 5, 1996 the Administrator, Signature Broker-Dealer Servic-es, Inc. ("Signature"), received expense payment fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio, and prior to October 4, 1996, at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Sponsorship Arrange-ment is scheduled to terminate on December 31, 1999. For the year ended
July 31, 1997, the Sponsor and Administrator incurred approximately $370,950 in expenses on behalf of the Index Portfolio.

  (D) ADMINISTRATION FEES: Pursuant to an Administrative Services Agreement between KLD and Signature, Signature serves as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustees to the Index Portfolio. Under the Administrative Services Agreement, Signature pro-vides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for con-ducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and trustees affiliated with Signature. For these services Signature receives from KLD a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets.

NOTE 3 -- INVESTMENT TRANSACTIONS

  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $119,258,928 and $2,468,458, respectively. Custody fees of the Portfolio were reduced by $70,377 which was compensation for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.

NOTE 4 -- MANAGEMENT RESTRUCTURING

  On June 30, 1997, the Board of Trustees (the "Board") of the Index Portfolio voted to approve certain management changes (the "Management Restructuring") in order to provide for a more centralized management structure. The Manage-ment Restructuring includes the Index Portfolio, subject to shareholder ap-proval, entering into a new management agreement with Domini Social Invest-ments LLC to provide investment supervisory and administrative services and a new submanagement agreement with MEA to manage the investments of the Index Portfolio on a day to day basis.

  In connection with the Management Restructuring, the Board has also approved the termination of the existing Sponsorship Agreement with KLD, including the expense payment arrangements.

[LOGO] KPMG PEAT MARWICK LLP

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Domini Social Index Portfolio:

  We have audited the accompanying statement of assets and liabilities, in-cluding the portfolio of investments, of the Domini Social Index Portfolio as of July 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial high-lights are the responsibility of the Portfolio's management. Our responsibil-ity is to express an opinion on these financial statements and financial high-lights based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned by the Portfolio as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as eval-uating the overall financial statement presentation. We believe that our au-dits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Domini Social Index Portfolio as of July 31, 1997, the results of its op-erations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                                          /s/ KPMG Peat Marwick LLP
Boston, Massachusetts
August 22, 1997

                                      30